Document And Entity Information	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Registrant Name	ALTI Private Equity Access and Commitments Fund
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001759455
Document Period End Date	Sep. 30, 2023